Share-based payments - Rollforward of outstanding shares (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares
Performance Shares
Share-based payment
Balance at beginning of year	79,827,008	99,472,193	91,225,523
Granted	12,661,300	17,749,650	38,753,394
Forfeited	(2,450,396)	(5,783,031)	(4,752,172)
Vested	(26,290,064)	(31,611,804)	(25,754,552)
Balance at end of year	63,747,848	79,827,008	99,472,193
Weighted average grant date fair value (EUR per share) | € / shares	€ 3.49	€ 5.11	€ 2.63
Restricted Shares
Share-based payment
Balance at beginning of year	26,763,693	4,527,593	3,275,175
Granted	32,238,100	25,046,200	3,830,700
Forfeited	(1,695,734)	(783,950)	(1,100,107)
Vested	(2,778,431)	(2,026,150)	(1,478,175)
Balance at end of year	54,527,628	26,763,693	4,527,593
Weighted average grant date fair value (EUR per share) | € / shares	€ 4.15	€ 5.05	€ 3.06